UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3999

John Hancock Investment Trust II (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210 (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31
Date of reporting period:	January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Regional Bank Fund

1.31.2006

Quarterly Portfolio Holdings

John Hancock

JOHN HANCOCK FUNDS

John Hancock
Regional Bank Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 99.46%		$2,070,271,555
(Cost $686,604,594)

Asset Management & Custody Banks 8.65%		179,821,011

Bank of New York Co., Inc. (The) (NY)	1,868,898	59,449,645
Mellon Financial Corp. (PA)	1,466,554	51,725,360
Northern Trust Corp. (IL)	252,500	13,183,025
State Street Corp. (MA)	917,350	55,462,981

Consumer Finance 0.44%		9,199,652

Capital One Financial Corp. (VA)	110,440	9,199,652

Diversified Banks 12.99%		270,481,444

Bank of America Corp. (NC)	1,305,941	57,761,770
Comerica, Inc. (MI)	165,697	9,191,213
Toronto-Dominion Bank (The) (Canada)	388,310	20,634,793
U.S. Bancorp. (MN)	1,979,987	59,221,411
Wachovia Corp. (NC)	1,160,977	63,656,369
Wells Fargo & Co. (CA)	962,410	60,015,888

Other Diversified Financial Services 4.89%		101,816,900

Citigroup, Inc. (NY)	1,047,290	48,782,768
JPMorgan Chase & Co. (NY)	1,334,192	53,034,132

Regional Banks 66.01%		1,374,083,518

Alabama National Bancorp. (AL)	129,600	9,009,792
AmSouth Bancorp. (AL)	1,131,910	31,252,035
BB&T Corp. (NC)	1,026,432	40,071,905
BOK Financial Corp. (OK)	123,500	5,631,600
Bryn Mawr Bank Corp. (PA)	337,800	7,151,226
Cardinal Financial Corp. (VA)	248,800	2,928,376
Cascade Bancorp. (OR)	30,604	795,704
Chittenden Corp. (VT)	1,094,357	31,046,908
City Holding Co. (WV)	112,756	4,201,289
City National Corp. (CA)	535,800	40,168,926
CoBiz, Inc. (CO)	127,750	2,351,877
Colonial BancGroup, Inc. (The) (AL)	735,100	18,303,990
Columbia Bancorp. (OR)	38,775	814,663
Columbia Banking System, Inc. (WA)	65,680	2,118,180
Commerce Bancshares, Inc. (MO)	999,245	50,511,835

John Hancock
Regional Bank Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Commercial Bankshares, Inc. (FL)	284,456	10,613,053
Community Bancorp. (NV) (I)	28,330	883,613
Compass Bancshares, Inc. (AL)	1,240,125	60,418,890
Cullen/Frost Bankers, Inc. (TX)	1,125,450	60,481,683
Dearborn Bancorp., Inc. (MI) (I)	168,689	4,068,779
Eurobancshares, Inc. (Puerto Rico) (I)	238,170	3,374,869
F.N.B. Corp. (PA)	290,257	4,887,928
Fifth Third Bancorp. (OH)	1,333,727	50,108,123
First Horizon National Corp. (TN)	1,314,800	49,791,476
First Midwest Bancorp., Inc. (IL)	134,000	4,677,940
First Republic Bank (CA)	260,614	9,892,907
FirstMerit Corp. (OH)	8,550	215,887
Fulton Financial Corp. (PA)	1,253,080	22,492,786
Glacier Bancorp., Inc. (MT)	19,000	603,820
Greene County Bancshares, Inc. (TN)	53,000	1,496,720
Hancock Holding Co. (MS)	475,094	19,478,854
Hudson United Bancorp. (NJ)	398,759	16,608,312
Independent Bank Corp. (MA)	735,000	21,675,150
Independent Bank Corp. (MI)	279,300	7,714,266
KeyCorp (OH)	723,934	25,620,024
Lakeland Financial Corp. (IN)	18,000	794,880
M&T Bank Corp. (NY)	554,153	60,014,770
Marshall & Ilsley Corp. (WI)	1,405,689	58,954,597
MB Financial, Inc. (IL)	323,650	11,350,405
Mercantile Bankshares Corp. (MD)	1,377,075	52,259,996
Midwest Banc Holdings, Inc. (IL)	35,650	847,401
National City Corp. (OH)	1,665,212	56,916,946
North Fork Bancorp., Inc. (NY)	2,215,831	56,991,173
Oriental Financial Group, Inc. (Puerto Rico)	56,765	781,654
Placer Sierra Bancshares (CA)	39,450	1,050,948
PNC Financial Services Group, Inc. (PA)	859,900	55,773,114
Prosperity Bancshares, Inc. (TX)	104,000	3,029,520
Provident Bankshares Corp. (MD)	164,389	6,038,008
Regions Financial Corp. (AL)	388,100	12,877,158
Republic Bancorp., Inc. (MI)	150,040	1,943,018
Sandy Spring Bancorp., Inc. (MD)	3,100	108,221
Seacoast Banking Corp. of Florida (FL)	548,790	13,873,411
Sky Financial Group, Inc. (OH)	261,000	6,712,920
SNB Bancshares, Inc. (TX) (I)	255,660	4,448,484
Southcoast Financial Corp. (SC) (I)	99,100	2,462,635
South Financial Group, Inc. (The) (SC)	49,700	1,296,176
Southwest Bancorp., Inc. (OK)	13,250	295,342
State National Bancshares, Inc. (TX) (I)	28,420	774,161
Sterling Bancshares, Inc. (TX)	434,145	7,271,929
SunTrust Banks, Inc. (GA)	836,337	59,756,279
Susquehanna Bancshares, Inc. (PA)	508,693	12,279,849
Taylor Capital Group, Inc. (IL)	121,250	4,699,650

John Hancock
Regional Bank Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

TCF Financial Corp. (MN)		2,227,484	55,664,825
TD Banknorth, Inc. (ME)		1,041,114	30,171,484
Texas Regional Bancshares, Inc. (Class A) (TX)		827,125	25,458,908
Texas United Bancshares, Inc. (TX)		127,900	2,367,429
TriCo Bancshares (CA)		655,150	15,907,042
Trustmark Corp. (MS)		167,000	4,729,440
UnionBanCal Corp. (CA)		259,800	17,429,982
Virginia Commerce Bancorp., Inc. (VA) (I)		45,827	1,480,670
Virginia Financial Group, Inc. (VA)		55,629	2,225,160
Westamerica Bancorp. (CA)		433,075	23,308,097
Western Alliance Bancorp. (NV) (I)		52,620	1,662,792
Whitney Holding Corp. (LA)		547,730	18,020,317
Zions Bancorp. (UT)		766,300	60,591,341

Thrifts & Mortgage Finance 6.48%			134,869,030

Astoria Financial Corp. (NY)		528,050	15,207,840
BankUnited Financial Corp., (Class A) (FL)		70,350	1,976,835
Countrywide Financial Corp. (CA)		272,998	9,129,053
Hudson City Bancorp., Inc. (NJ)		940,490	11,680,886
MAF Bancorp., Inc. (IL)		301,743	12,971,932
New York Community Bancorp., Inc. (NY)		125,000	2,132,500
Sovereign Bancorp., Inc. (PA)		80,000	1,744,000
Washington Federal, Inc. (WA)		1,126,098	27,184,006
Washington Mutual, Inc. (WA)		1,204,111	50,957,978
Webster Financial Corp. (CT)		40,000	1,884,000

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 0.54%			$11,250,000
(Cost $11,250,000)

Joint Repurchase Agreement 0.54%			11,250,000

Investment in a joint repurchase agreement transaction with
Morgan Stanley - Dated 01-31-06 due 02-01-06 (Secured
by U.S. Treasury Inflation Indexed Note 3.375% due 01-15-12
and 1.625% due 01-15-15)	4.390	11,250	11,250,000

Total investments 100.00%			$2,081,521,555

John Hancock
Regional Bank Fund
Footnotes to Schedule of Investments
January 31, 2006 (unaudited)

(I) Non-income-producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on January 31, 2006, including short-term investments, was $697,854,594. Gross unrealized appreciation and depreciation of investments aggregated $1,385,157,960 and $1,490,999, respectively, resulting in net unrealized appreciation of $1,383,666,961.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Regional Bank Fund.

010Q1 1/06
3/06

JOHN HANCOCK

Small Cap Equity Fund

1.31.2006

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Small Cap Equity Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 95.44%		$452,970,014
(Cost $336,515,567)

Aerospace & Defense 1.30%		6,183,765

Argon ST, Inc. (I)	215,989	6,183,765

Biotechnology 1.06%		5,040,000

Martek Biosciences Corp. (I)	175,000	5,040,000

Broadcasting & Cable TV 0.78%		3,691,380

XM Satellite Radio Holdings, Inc. (Class A) (I)	141,000	3,691,380

Building Products 2.43%		11,518,107

Modtech Holdings, Inc. (I)	599,318	4,770,571
Simpson Manufacturing Co., Inc. (I)	174,400	6,747,536

Casinos & Gaming 2.44%		11,585,000

Alliance Gaming Corp. (I)	350,000	5,323,500
Mikohn Gaming Corp. (I)	450,000	3,379,500
Pinnacle Entertainment, Inc. (I)	100,000	2,882,000

Communications Equipment 0.92%		4,368,000

SeaChange International, Inc. (I)	525,000	4,368,000

Computer Hardware 4.23%		20,069,067

Stratasys, Inc. (I)	320,550	8,315,067
Trident Microsystems, Inc. (I)	450,000	11,754,000

Construction & Engineering 0.19%		884,677

Stantec, Inc. (Canada) (I)	9,000	336,690
Stantec, Inc. (Canada) (E)(I)	14,700	547,987

Construction & Farm Machinery & Heavy Trucks 3.37%		15,998,000

Joy Global, Inc. (U)	130,700	7,063,028
Oshkosh Truck Corp.	181,200	8,934,972

Construction Materials 2.00%		9,487,500

Headwaters, Inc. (I)	275,000	9,487,500

John Hancock
Small Cap Equity Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Consumer Finance 1.38%		6,558,600

Infinity Property & Casualty Corp.	170,000	6,558,600

Diversified Chemicals 0.76%		3,613,400

American Vanguard Corp.	140,000	3,613,400

Diversified Commercial Services 2.86%		13,557,750

Quixote Corp.	225,000	4,785,750
Universal Technical Institute, Inc. (I)	240,000	8,772,000

Diversified Financial Services 5.08%		24,126,750

Asset Acceptance Capital Corp. (I)	205,000	5,002,000
Euronet Worldwide, Inc. (I)	425,000	13,714,750
FTI Consulting, Inc. (I)	200,000	5,410,000

Drug Retail 1.09%		5,175,540

Matrixx Initiatives, Inc. (I)	208,439	5,175,540

Electrical Components & Equipment 6.00%		28,470,039

Axsys Technologies, Inc. (I)	125,000	2,062,500
Intermagnetics General Corp. (I)	234,866	9,474,494
KFx, Inc. (I)	345,000	6,931,050
Medis Technologies Ltd. (I)(L)	551,682	10,001,995

Electronic Equipment Manufacturers 6.12%		29,034,949

Cognex Corp.	218,000	6,361,240
FARO Technologies, Inc. (I)	387,300	6,169,689
II-VI, Inc. (I)	299,800	5,216,520
Measurement Specialties, Inc. (I)	437,500	11,287,500

Electronic Manufacturing Services 0.62%		2,928,265

LoJack Corp. (I)	119,132	2,928,265

Employment Services 1.06%		5,030,280

Barrett Business Services, Inc. (I)	188,400	5,030,280

Health Care Equipment 8.21%		38,964,591

BioLase Technology, Inc. (I)	81,800	621,680
Cyberonics, Inc. (I)	185,000	5,551,850
Electro-Optical Sciences, Inc. (I)(W)	597,200	3,200,992
EPIX Pharmaceuticals, Inc. (I)	22,591	102,789
Kensey Nash Corp. (I)	191,600	4,676,956
Kyphon, Inc. (I)	107,800	4,481,246
ResMed, Inc. (I)	184,800	7,288,512

John Hancock
Small Cap Equity Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Somanetics Corp. (I)	180,000	4,586,400
Sonosite, Inc.	214,900	8,454,166

Health Care Services 2.64%		12,525,750

Allscripts Healthcare Solutions, Inc. (I)	375,000	6,603,750
HealthExtras, Inc. (I)	180,000	5,922,000

Health Care Supplies 2.14%		10,139,530

ev3, Inc. (I)	141,900	2,298,780
IntraLase Corp. (I)	395,000	7,840,750

Home Furnishings 1.37%		6,486,000

Select Comfort Corp. (I)	235,000	6,486,000

Homebuilding 0.72%		3,422,209

Orleans Homebuilders, Inc.	198,850	3,422,209

Industrial Machinery 2.37%		11,273,165

Middleby Corp. (The) (I)	37,000	3,496,500
Raven Industries, Inc.	246,097	7,776,665

Internet Software & Services 3.38%		16,043,800

aQuantive, Inc. (I)	140,000	3,641,400
Opsware, Inc. (I)	750,000	5,490,000
SafeNet, Inc. (I)	220,000	6,912,400

Life & Health Insurance 0.97%		4,600,296

Scottish Re Group Ltd. (Cayman Islands) (I)	186,852	4,600,296

Movies & Entertainment 1.71%		8,110,000

Imax Corp. (Canada) (I)(L)	1,000,000	8,110,000

Oil & Gas Drilling 2.27%		10,768,700

InterOil Corp. (Canada) (I)	255,000	4,717,500
TETRA Technologies, Inc. (I)	152,500	6,051,200

Oil & Gas Equipment & Services 3.00%		14,246,685

ATP Oil & Gas Corp. (I)	56,700	2,412,585
Core Laboratories N.V., (Netherlands) (I)	140,000	6,241,200
Superior Energy Services, Inc. (I)	206,000	5,592,900

Oil & Gas Exploration & Production 1.16%		5,515,700

KCS Energy, Inc. (I)	190,000	5,515,700

John Hancock
Small Cap Equity Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Packaged Foods & Meats 0.31%		1,458,366

Galaxy Nutritional Foods, Inc. (I)(W)	1,139,348	1,458,366

Pharmaceuticals 1.68%		7,980,400

Medicis Pharmaceutical Corp. (Class A)	160,000	4,945,600
NitroMed, Inc. (I)	270,000	3,034,800

Property & Casualty Insurance 1.13%		5,374,950

ProAssurance Corp. (I)	105,000	5,374,950

Regional Banks 5.74%		27,241,788

Boston Private Financial Holdings, Inc.	145,000	4,428,300
IBERIABANK Corp.	99,875	5,523,088
Pacific Mercantile Bancorp. (I)	300,000	5,439,000
Umpqua Holdings Corp.	230,000	6,481,400
Wintrust Financial Corp.	100,000	5,370,000

Restaurants 0.91%		4,342,800

Texas Roadhouse, Inc. (Class A) (I)	280,000	4,342,800

Semiconductor Equipment 1.88%		8,946,000

FormFactor, Inc. (I)	300,000	8,946,000

Specialty Chemicals 0.91%		4,317,300

Cabot Microelectronics Corp. (I)	130,000	4,317,300

Steel 0.11%		518,500

Allegheny Technologies, Inc. (I)(U)	10,000	518,500

Systems Software 3.52%		16,709,545

Access Integrated Technologies, Inc. (I)	341,500	4,490,725
Concur Technologies, Inc. (I)	478,500	7,904,820
Progress Software Corp. (I)	150,000	4,314,000

Technology Distributors 1.28%		6,068,570

Global Imaging Systems, Inc. (I)	130,000	4,596,800
iRobot Corp. (I)	41,400	1,471,770

Telecommunication Services 0.94%		4,461,800

Comtech Telecommunications Corp. (I)	140,000	4,461,800

Trucking 1.21%		5,735,000

Celadon Group, Inc. (I)	185,000	5,735,000

John Hancock
Small Cap Equity Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Wireless Telecommunication Services 2.19%			10,397,500

Radyne ComStream, Inc. (I)		375,000	5,148,750
Spectralink Corp.		425,000	5,248,750

Issuer		Shares	Value
Warrants 0.00%			$0
(Cost $0)

Systems Software 0.00%			0

Access Integrated Technologies, Inc. (B)		75,000	0

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 4.56%			$21,643,384
(Cost $21,643,384)

Joint Repurchase Agreement 2.63%			12,505,000

Investment in a joint repurchase agreement transaction with
Morgan Stanley - Dated 01-31-06 due 02-01-06 (Secured by U.S.
Treasury Inflation Indexed Note 3.375% due 01-15-12 and 1.625%
due 01-15-15)	4.390	12,505	12,505,000

		Shares
Cash Equivalents 1.93%			9,138,384

AIM Cash Investment Trust (T)		9,138,384	9,138,384

Total investments 100.00%			$474,613,398

John Hancock
Small Cap Equity Fund
Summary of written options outstanding on
January 31, 2006 (unaudited)

	Number of	Exercise	Expiration
Name of issuer	contracts	price	date	Value

CALLS
Allegheny Technologies, Inc.	100	$45	03-20-06	$78,000
Joy Global, Inc.	146	45	02-20-06	137,240

				$215,240

Summary of written options

John Hancock
Small Cap Equity Fund
Footnotes to Schedule of Investments
January 31, 2006 (unaudited)

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(E) Parenthetical disclosure of a foreign country in the security description represents country of local currency; par value is expressed in local currency.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of January 31, 2006.

(T) Represents investment of securities lending collateral.

(U) All or a portion of this security is pledged as collateral for written call options. See the additional information on the outstanding written options in the table preceding these footnotes.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on January 31, 2006, including short-term investments, was $358,158,951. Gross unrealized appreciation and depreciation of investments aggregated $137,524,092 and $21,069,645, respectively, resulting in net unrealized appreciation of $116,454,447.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet www.jhfunds.com

Mail

Regular mail:
John Hancock
Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Express mail:
John Hancock
Signature Services, Inc.
Mutual Fund Image Operations
380 Stuart Street
Boston, MA 02116

Phone

Customer service representatives	**1-800-225-5291**
24-hour automated information	**1-800-338-8080**
TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Equity Fund.

370Q1 1/06
3/06

JOHN HANCOCK

Financial Industries Fund

1.31.2006 Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Financial Industries Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 81.25%		$923,873,474
(Cost $575,215,695)

Asset Management & Custody Banks 10.62%		120,798,759

Affiliated Managers Group, Inc. (I) (L)	128,100	11,887,680
Alliance Capital Management Holding L.P.	85,000	5,137,400
Ameriprise Financial, Inc.	90,200	3,670,238
Bank of New York Co., Inc. (The)	557,500	17,734,075
BlackRock, Inc. (Class A)	101,900	13,532,320
Franklin Resources, Inc.	136,500	13,445,250
Legg Mason, Inc.	151,650	19,669,005
State Street Corp.	590,850	35,722,791

Consumer Finance 4.14%		47,020,275

American Express Co.	577,500	30,289,875
Capital One Financial Corp. (L)	90,000	7,497,000
SLM Corp. (L)	165,000	9,233,400

Data Processing & Outsourced Services 2.54%		28,857,514

First Data Corp.	185,000	8,343,500
Fiserv, Inc. (I)	321,800	14,152,764
Paychex, Inc. (L)	175,000	6,361,250

Diversified Banks 10.82%		123,059,414

Bank of America Corp. (L)	893,355	39,513,092
U.S. Bancorp.	577,000	17,258,070
Wachovia Corp. (L)	638,605	35,014,712
Wells Fargo & Co. (L)	501,500	31,273,540

Diversified Commercial Services 0.97%		11,071,488

Wright Express Corp. (I)	435,200	11,071,488

Insurance Brokers 0.99%		11,272,978

Marsh & McLennan Cos., Inc.	268,150	8,149,078
Willis Group Holdings Ltd. (Bermuda)	90,000	3,123,900

Investment Banking & Brokerage 12.17%		138,332,650

Goldman Sachs Group, Inc. (The)	233,950	33,045,437
Lehman Brothers Holdings, Inc. (L)	222,500	31,250,125
Merrill Lynch & Co., Inc.	598,100	44,899,367

John Hancock

Financial Industries Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Morgan Stanley	359,350	22,082,057
TD Ameritrade Holding Corp.	348,600	7,055,664

Life & Health Insurance 6.44%		73,277,599

AFLAC, Inc. (L)	231,800	10,883,010
Conseco, Inc. (I)	524,320	12,777,678
MetLife, Inc.	225,000	11,286,000
Prudential Financial, Inc. (L)	363,500	27,386,090
Scottish Re Group Ltd. (Cayman Islands) (L)	444,550	10,944,821

Multi-Line Insurance 7.16%		81,376,998

American International Group, Inc.	523,100	34,242,126
Assurant, Inc.	166,700	7,654,864
Genworth Financial, Inc. (Class A) (L)	641,617	21,019,373
Hartford Financial Services Group, Inc. (The)	224,500	18,460,635

Other Diversified Financial Services 6.61%		75,128,644

Citigroup, Inc.	882,000	41,083,560
JPMorgan Chase & Co.	683,000	27,149,250
National Financial Partners Corp. (L)	128,870	6,895,834

Property & Casualty Insurance 3.63%		41,274,253

ACE Ltd. (Cayman Islands)	203,000	11,114,250
Allstate Corp. (The)	266,500	13,871,325
Ambac Financial Group, Inc. (L)	115,850	8,898,438
Arch Capital Group Ltd. (Bermuda) (I)	136,000	7,390,240

Real Estate Investment Trusts 0.41%		4,668,300

Host Marriott Corp. (L)	234,000	4,668,300

Regional Banks 3.88%		44,106,717

City National Corp.	93,500	7,009,695
Fifth Third Bancorp. (L)	179,775	6,754,147
M&T Bank Corp.	145,500	15,757,650
North Fork Bancorp., Inc.	212,000	5,452,640
Zions Bancorp.	115,500	9,132,585

Reinsurance 4.65%		52,922,493

Assured Guaranty Ltd. (Bermuda)	422,960	10,772,791
Axis Capital Holdings Ltd. (Bermuda)	429,480	12,841,452
Max Re Capital Ltd. (Bermuda)	178,650	4,736,012
PartnerRe Ltd. (Bermuda)	195,500	12,077,990
Platinum Underwriters Holdings Ltd. (Bermuda)	209,550	6,422,708
RenaissanceRe Holdings Ltd. (Bermuda)	134,000	6,071,540

John Hancock
Financial Industries Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Specialized Finance 0.79%			9,014,460

CIT Group, Inc.		169,000	9,014,460

Thrifts & Mortgage Finance 4.85%			55,138,782

Countrywide Financial Corp. (L)		242,500	8,109,200
Freddie Mac		307,000	20,833,020
Golden West Financial Corp. (L)		136,000	9,604,320
Hudson City Bancorp., Inc.		500,980	6,222,172
Radian Group, Inc. (L)		125,000	7,153,750
Washington Mutual, Inc.		76,000	3,216,320

Trading Companies & Distributors 0.58%			6,552,150

GATX Corp.		165,000	6,552,150
	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 18.75%			$213,188,813
(Cost $213,188,813)

Joint Repurchase Agreement 1.90%			21,583,000

Investment in a joint repurchase agreement transaction
with Morgan Stanley - Dated 01-31-06 due 02-01-06
(Secured by U.S. Treasury Inflation Indexed Note 3.375%
due 01-15-12 and 1.625% due 01-15-15)	4.390	21,583	21,583,000
		Shares

Cash Equivalents 16.85%			191,605,813

AIM Cash Investment Trust (T)		191,605,813	191,605,813

Total investments 100.00%			$1,137,062,287

John Hancock Financial Industries Fund Footnotes to Schedule of Investments January 31, 2006 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of January 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on January 31, 2006, including short-term investments, was $788,404,508.
Gross unrealized appreciation and depreciation of investments aggregated $349,698,543 and $1,040,764, respectively, resulting in net unrealized appreciation of $348,657,779.

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Financial Industries Fund.

700Q1 1/06
3/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: March 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: March 24, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen

Executive Vice President and Chief Financial Officer

Date: March 24, 2006